Consolidated Statements of Shareholders' Equity (USD $)	Total	Ordinary shares [Member]	Paid - in capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2013	$ 9,005,370	$ 4,830	$ 8,488,970	$ 511,570
Balance (in shares) at Dec. 31, 2013		4,829,826
Net income	218,320			218,320
Balance at Mar. 31, 2014	$ 9,223,690	$ 4,830	$ 8,488,970	$ 729,890
Balance (in shares) at Mar. 31, 2014		4,829,826